Operating Lease (Details) - Schedule of Operating Lease Related Assets and Liabilities - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Rights of use lease assets	$ 933,339	$ 120,043
Operating lease liabilities, current	432,890	86,547
Operating lease liabilities, noncurrent	565,865	17,820
Total operating lease liabilities	$ 998,755	$ 104,367